SUPPLEMENT DATED OCTOBER 29, 2001
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2001
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITY(R)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above

The following should be added to the list of mutual fund series on the cover page:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PIMCO/JNL Total Return Bond Series

On page 1, the second paragraph in the section entitled "Expenses" should be deleted and replaced in its entirety with the following paragraph:

Jackson National makes a deduction for its insurance and administration charges that is equal to 1.40% of the daily value of the contracts invested in the investment divisions. If you select our Maximum Anniversary Value Death Benefit Option, Jackson National makes a deduction for its insurance and administration charges that is equal to 1.50% of the daily value of the contracts invested in the investment divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts an additional charge equal to 0.20% of the daily net asset value of contracts invested in the investment divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

On page 3, the section entitled "Separate Account Annual Expenses," should be deleted and replaced in its entirety with the following:

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

WITHOUT OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.60%


WITH OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (only available to contracts applied for after October 29, 2001)

         Mortality and Expense Risk Charges                      1.13%(1)
         Maximum Anniversary Value Death Benefit Charge           .22%
         Administration Charge                                    .15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%


         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.70%

The following should be added to the "Series Annual Expenses" table located on page 3:

AIM/JNL Large Cap Growth Series                             1.10%             .01%+           0%             1.11%
AIM/JNL Small Cap Growth Series                             1.15%             .01%+           0%             1.16%
AIM/JNL Value II Series                                     1.05%             .01%+           0%             1.06%
Lazard/JNL Mid Cap Value Series                             1.07%             .05%            0%             1.12%
Lazard/JNL Small Cap Value Series                           1.15%             .03%            0%             1.18%
PIMCO/JNL Total Return Bond Series                           .80%             .01%+           0%              .81%


--------
1 This charge is 0.12% lower than the mortality and expense risk charge under the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit, which is covered by a separate charge.
+ We anticipate that the 12b-1 fee will be less than .01%.

On page 3 the following should be added to the section entitled "Fee Table:"

COMMUTATION FEE(2): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).


On page 5 the first paragraph and table entitled "Examples" should be deleted and replaced in its entirety with the following paragraph:

EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional Earning Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option, assuming a 5% annual return on assets:



                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
-------------------------------------------------------------------------------- ------- --------- -------- ---------
JNL/Alger Growth Division                                               (a)         $29       $87    $149       $315
                                                                        (b)          99       137     179        315
JNL/Alliance Growth Division                                            (a)          27        81     139        295
                                                                        (b)          97       131     169        295
JNL/Eagle Core Equity Division                                          (a)          28        85     145        307
                                                                        (b)          98       135     175        307
JNL/Eagle SmallCap Equity Division                                      (a)          28        87     148        313
                                                                        (b)          98       137     178        313
JNL/Janus Aggressive Growth Division                                    (a)          28        84     144        305
                                                                        (b)          98       134     174        305
JNL/Janus Balanced Division                                             (a)          28        87     148        314
                                                                        (b)          98       137     178        314
JNL/Janus Capital Growth Division                                       (a)          28        85     144        306
                                                                        (b)          98       135     174        306
JNL/Janus Global Equities Division*                                     (a)          28        86     147        311
                                                                        (b)          98       136     177        311
JNL/Oppenheimer Global Growth Series                                    (a)          28        87     147        312
                                                                        (b)          98       137     177        312
JNL/Oppenheimer Growth Series                                           (a)          28        85     145        307
                                                                        (b)          98       135     175        307
JNL/Putnam Growth Division                                              (a)          27        83     142        301
                                                                        (b)          97       133     172        301
JNL/Putnam International Equity Division                                (a)          30        91     155        327
                                                                        (b)         100       141     185        327
JNL/Putnam Midcap Growth Division                                       (a)          29        89     151        319
                                                                        (b)          99       139     181        319
JNL/Putnam Value Equity Division                                        (a)          27        84     143        304
                                                                        (b)          97       134     173        304
JNL/S&P Conservative Growth Division I                                  (a)          20        61     104        225
                                                                        (b)          90       111     134        225
JNL/S&P Moderate Growth Division I                                      (a)          20        61     104        225
                                                                        (b)          90       111     134        225
JNL/S&P Aggressive Growth Division I                                    (a)          20        61     104        225
                                                                        (b)          90       111     134        225
JNL/S&P Very Aggressive Growth Division I                               (a)          20        61     104        225
                                                                        (b)          90       111     134        225
JNL/S&P Equity Growth Division I                                        (a)          20        61     104        225
                                                                        (b)          90       111     134        225



---------

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

*The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders since September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.



                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
-------------------------------------------------------------------------------- ------- --------- -------- ---------
JNL/S&P Equity Aggressive Growth Division I                             (a)         $20      $ 61    $ 104     $ 225
                                                                        (b)          90       111      134       225
AIM/JNL Large Cap Growth Series                                         (a)          29        88      150       317
                                                                        (b)          99       138      180       317
AIM/JNL Small Cap Growth Series                                         (a)          29        89      152       321
                                                                        (b)          99       139      182       321
AIM/JNL Value II Series                                                 (a)          28        87      147       312
                                                                        (b)          98       137      177       312
Lazard/JNL Mid Cap Value Series                                         (a)          29        88      150       318
                                                                        (b)          99       138      180       318
Lazard/JNL Small Cap Value Series                                       (a)          29        90      153       323
                                                                        (b)          99       140      183       323
PPM America/JNL Balanced Division                                       (a)          26        80      136       290
                                                                        (b)          96       130      166       290
PPM America/JNL High Yield Bond Division                                (a)          26        80      136       290
                                                                        (b)          96       130      166       290
PPM America/JNL Money Market Division                                   (a)          25        76      130       277
                                                                        (b)          95       126      160       277
PIMCO/JNL Total Return Bond Series                                      (a)          26        79      135       288
                                                                        (b)          96       129      165       288
Salomon Brothers/JNL Global Bond Division                               (a)          27        84      142       302
                                                                        (b)          97       134      172       302
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          26        79      135       288
                                                                        (b)          96       129      165       288
T. Rowe Price/JNL Established Growth Division                           (a)          27        83      141       300
                                                                        (b)          97       133      171       300
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          28        86      146       309
                                                                        (b)          98       136      176       309
T. Rowe Price/JNL Value Division                                        (a)          29        88      150       318
                                                                        (b)          99       138      180       318
JNL/First Trust The DowSM Target 10 Division                            (a)          26        80      137       291
                                                                        (b)          96       130      167       291


On page 6 the first paragraph entitled "Examples" should be deleted and replaced in its entirety with the following paragraph:

EXAMPLES. You would pay the following expenses on a 1,000 investment if you do not select the optional Earning Protection Benefit Endorsement or the Maximum Anniversary Value Death Benefit Option, assuming a 5% annual return on assets:

The following should be added to the "Examples" located on page 6:



                                                                                        TIME PERIODS
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS    YEARS     YEARS
----------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Series                                 (a)                 $26       $79     $135      $288
                                                                (b)                  96       129      165       288
AIM/JNL Small Cap Growth                                        (a)                  26        81      138       292
                                                                (b)                  96       131      168       292
AIM/JNL Value II Series                                         (a)                  25        78      133       283
                                                                (b)                  95       128      163       283
Lazard/JNL Mid Cap Value Series                                 (a)                  26        79      136       289
                                                                (b)                  96       129      166       289
Lazard/JNL Small Cap Value Series                               (a)                  26        81      139       294
                                                                (b)                  96       131      169       294
PIMCO/JNL Total Return Bond Series                              (a)                  23        70      120       257
                                                                (b)                  93       120      150       257

On page 8, under the section entitled "Explanation of Fee Table and Examples," the first paragraph should be deleted and replaced in its entirety with the following paragraph:

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Examples reflect expenses of both the variable account and the underlying mutual funds. The first set of Examples reflects assumed expenses of the separate account of 1.70% which is the maximum level of charges. The second set of Examples reflects expenses of the separate account of 1.40% which is the lowest level of charges. Premium taxes may also apply.

The following should be added to the list of mutual fund series under "Investment Division" on page 9:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series
PIMCO/JNL Total Return Bond Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series

The following should be added to the table of sub-advisers on page 10:

--------------------------------------------------------- ----------------------------------------------------
Sub-Adviser                                               Series
--------------------------------------------------------- ----------------------------------------------------
--------------------------------------------------------- ----------------------------------------------------
AIM Capital Management, Inc.                              AIM/JNL Large Cap Growth Series
                                                          AIM/JNL Small Cap Growth Series
                                                          AIM/JNL Value II Series
--------------------------------------------------------- ----------------------------------------------------
--------------------------------------------------------- -----------------------------------------------------
Lazard Asset Management                                   Lazard/JNL Mid Cap Value Series
                                                          Lazard/JNL Small Cap Value Series
--------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------- -----------------------------------------------------
Pacific Investment Management Company                     PIMCO/JNL Total Return Bond Series
--------------------------------------------------------- -----------------------------------------------------

On page 11 the first paragraph should be deleted in its entirety and the following paragraph should be added:

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Series described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

On page 11, under the section entitled "Insurance Charges," the first paragraph should be deleted and replaced in its entirety with the following paragraph:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for an optional benefit. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base contract without any optional benefit equals 1.40%. The total charges for a contract with the Optional Maximum Anniversary Value Death Benefit is 1.50%. The total charge for a contract with the Optional Earnings Protection Benefit is 1.60%. The total charge for a contract with both benefits is 1.70%. These charges are applied to the daily value of the contracts invested in an investment division. These charges do not apply to the fixed accounts.

On page 12 the section entitled "Withdrawal Charge," should be deleted and replaced in its entirety with the following paragraphs:

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).

o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal").

Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your contract, we deduct the Withdrawal Charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this withdrawal charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a Withdrawal Charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

On page 12 the following paragraph should be added:

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:
                o (a) = the present value of the remaining
                  income payments (as of the date of
                  calculation) for the period for which
                  payments are guaranteed to be made,
                  discounted at the rate assumed in
                  calculating the initial payment; and
                o (b) = the present value of the remaining
                  income payments (as of the date of
                  calculation) for the period for which
                  payments are guaranteed to be made,
                  discounted at a rate no more than 1.00%
                  higher than the rate used in (a).


On page 14 the section entitled "Telephone Transactions," should be deleted and replaced in its entirety with the following paragraphs:

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide You with information about Your account. We require that You provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW
You may make transfers by telephone or through the Internet unless You elect not to have this privilege. Any authorization given via an application, the JNL Web site, or through other means to JNL shall be deemed authorization by You for JNL(R) to accept transaction instructions, including fund transfers/allocations, by You or Your financial representative unless we are notified by You to the contrary. To notify JNL, please call us at the Service Center number referenced in your contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN
When authorizing a transfer, You must complete Your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.


Transfer instructions You send electronically are considered to be received by Jackson National(R) at the time and date stated on the electronic acknowledgement Jackson National returns to You. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If You do not receive an electronic acknowledgement, You should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION
Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

OUR PROCEDURES
Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by You. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than You and/or this telephonic and electronic transaction privilege.

On page 16, in the section entitled "Income Options", the paragraphs headed Option 3 and Option 4 should be deleted and replaced in their entirety with the following paragraphs:

         Option 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.
On page 16 the section entitled "Death of Owner Before the Income Date," should be deleted and replaced in its entirety with the following paragraphs:

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

BASE CONTRACT DEATH BENEFIT
---------------------------

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, charges and premium taxes) compounded at 5%*; OR

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes incurred since the 7th year) compounded at 5%*

 -- whichever is GREATEST.

The death benefit under 2 and 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and tax incurred. The death benefit under 2 and 3 may not be available in all states.



MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION
----------------------------------------------

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, charges and taxes) compounded at 5%*; OR

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, charges and taxes incurred since the 7th year) compounded at 5%*; OR

     4. the greatest contract value at any contract anniversary prior to the owner's 81st birthday, reduced proportionally by any withdrawals subsequent to that contract anniversary in the same proportion that the contract value was reduced on the date of a withdrawal, plus any premium paid subsequent to that contract anniversary.

-- whichever is GREATEST.

The Maximum Anniversary Value Death Benefit Option may not be available in all states and is not available to contract owners greater than age 80.

The death benefit determined under item 2 or item 3 of the Maximum Anniversary Value Death Benefit Option is limited to never exceed 250% of Premiums paid, less withdrawals, charges, and taxes incurred.

The additional insurance charge for the Maximum Anniversary Value Death Benefit Option will continue to be deducted after you reach age 81, although the highest contract value on any anniversary after age 81 will not be paid.

This amount will be determined as of the end of the Business Day when due proof of the Owner's death is satisfactory to Us and an election as to the type of Death Benefit Option is received by the Company at its Annuity Service Center.

In determining the current Contract Value to be paid upon distribution due to the Owner's death, the amount attributable to Indexed Fixed Options will be the sum of the Indexed Fixed Option Values on the Index Determination Date immediately preceding the date We receive a complete request for payment in good order.

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

----------------------------
*(4% if the owner is age 70 or older at the date of issue)

The death benefit can be paid under one of the following death benefit options:

o    single lump sum payment; or

o    payment of entire death benefit within 5 years of the date of death; or

o payment of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

On page 20 the paragraph entitled "Status of Earnings Protection Benefit" should be deleted and replaced in its entirety with the following paragraph:

STATUS OF EARNINGS PROTECTION BENEFIT AND THE OPTIONAL DEATH BENEFIT. With respect to IRAs, our understanding of current law is that the tax status of the Earnings Protection Benefit and the optional death benefit is unclear. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement and the optional death benefit in IRAs. We believe that use of the Earnings Protection Benefit Endorsement and the optional death benefit should not result in adverse tax treatment. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL EARNINGS PROTECTION BENEFIT AND THE OPTIONAL DEATH BENEFIT IN IRAs. The Earnings Protection Benefit and optional death benefit, therefore, will not be offered in the IRA market until we receive approval from the Internal Revenue Service.

On page 21 the following paragraph should be added after the paragraph entitled "Dollar Cost Averaging Plus (DCA+)":

EARNINGS SWEEP(SM). You can choose to move your earnings from the source accounts (only applicable from the 1-year Fixed Account Option and the Money Market sub-account).


(To be used with V3656 07/01.)

                            PERSPECTIVE (Registered)
                           FIXED AND VARIABLE ANNUITY
                                    Issued by
                   Jackson National Life Insurance Company and
                      Jackson National Separate Account - I

o    Individual and group, flexible premium deferred annuity.

o 7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed accounts, and an indexed fixed account option that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)(the "Fixed Accounts").

o Investment divisions which purchase shares of the following series of mutual funds:
     JNL SERIES TRUST
         JNL/Alger Growth Series
         JNL/Alliance Growth Series
         JNL/Eagle Core Equity Series
         JNL/Eagle SmallCap Equity Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Balanced Series
         JNL/Janus Capital Growth Series
         JNL/Oppenheimer Global Growth Series
         JNL/Oppenheimer Growth Series
         JNL/Putnam Growth Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series I
         JNL/S&P Moderate Growth Series I
         JNL/S&P Aggressive Growth Series I
         JNL/S&P Very Aggressive Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P Equity Aggressive Growth Series I
         PPM America/JNL Balanced Series
         PPM America/JNL High Yield Bond Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL Mid-Cap Growth Series
         T. Rowe Price/JNL Value Series
     JNL VARIABLE FUND LLC
         JNL/First Trust The DowSM Target 10 Series
--------------------------------------------------------------------------------
Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Inforamtion (SAI) dated July 1, 2001, by calling Jackson National at (800) 766-4683 or by writing Jackson National at:
Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

              NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
                                  July 1, 2001

"Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM", "The Dow 10SM", and "The Dow 5SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 5 Series and the JNL/First Trust The Dow Target 10 Series. Please see Appendix B for additional information.


"Standard & Poor's (Registered)", "S&P(Registered)", "S&P 500(Registered)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/First Trust The S&P(Registered) Target 10 Series is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(Registered)",   "Jackson   National(Registered)"   and  "Jackson   National
Life(Registered)" are trademarks of Jackson National Life Insurance Company.


                                TABLE OF CONTENTS

Key Facts.................................................................................................        1

Fee Table.................................................................................................        3

The Annuity Contract......................................................................................        8

The Company...............................................................................................        9

The Guaranteed Fixed Accounts and the Indexed Fixed Account Option........................................        9

The Separate Account......................................................................................        9

Investment Divisions......................................................................................        9

Contract Charges..........................................................................................       11

Purchases.................................................................................................       13

Allocations of Premium....................................................................................       13

Transfers.................................................................................................       14

Access to Your Money......................................................................................       15

Income Payments (The Income Phase)........................................................................       16

Death Benefit.............................................................................................       17

Taxes.....................................................................................................       19

Other Information.........................................................................................       21

Table of Contents of the Statement of Additional Information..............................................       23

Appendix A................................................................................................      A-1

Appendix B................................................................................................      B-1

                                    KEY FACTS
--------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:         1 (800) 766-4683
--------------------------------------------------------------------------------

         MAIL ADDRESS:          P.O. Box 378002, Denver, Colorado  80237-8002

         DELIVERY ADDRESS:      8055 East Tufts Avenue, Second Floor, Denver,
                                Colorado  80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:           1 (800) 777-7779

         MAIL ADDRESS:          P.O. Box 30386, Lansing, Michigan  48909-9692

         DELIVERY ADDRESS:      1 Corporate Way, Lansing, Michigan  48951
                                Attn:  IMG

HOME OFFICE:                    1 Corporate Way, Lansing, Michigan  48951

--------------------------------------------------------------------------------
THE ANNUITY         The fixed and variable  annuity  contract offered by Jackson
CONTRACT            National  provides a means for  allocating on a tax-deferred basis  to  the  guaranteed  fixed  accounts,  including  the indexed fixed option of Jackson  National and the investment
                    divisions  (the  "Allocation  Options").   The  contract  is
                    intended   for   retirement   savings  or  other   long-term
                    investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS  You can put money into any of the Allocation Options but you may not put your money in more than eighteen of the variable options plus the Fixed Accounts during the life of your contract.

--------------------------------------------------------------------------------
EXPENSES The contract has insurance features and investment features, and there are costs related to each.

                    Jackson National makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the contracts invested in the investment divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts a charge equal to 0.20% of the daily net asset value of contracts invested in the investment divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

                    If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                    Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                    There are also investment charges which are expected to range from .20% to 1.22%, on an annual basis, of the average daily value of the Series, depending on the Series.

--------------------------------------------------------------------------------
PURCHASES           Under most circumstances,  you can buy a contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

--------------------------------------------------------------------------------
ACCESS TO YOUR      You  can  take  money  out  of  your  contract   during  the
MONEY               accumulation   phase.   Withdrawals  may  be  subject  to  a
                    withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS     You may choose to receive  regular income from your annuity.
                    During  the  income  phase,   you  have  the  same  variable
                    allocation options.

--------------------------------------------------------------------------------
DEATH BENEFIT       If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you select the Earnings Protection Benefit
                    Endorsement, the death benefit your beneficiary receives may be increased by 40% of earnings up to a maximum of 100% of the premiums you have paid (25% for owners ages 70-75).

--------------------------------------------------------------------------------
FREE LOOK           If  you  cancel  your  contract  within  twenty  days  after receiving it (or whatever period is required in your state), Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.

--------------------------------------------------------------------------------
TAXES Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

                                    FEE TABLE

OWNER TRANSACTION EXPENSES(1)

         WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
         Years Since Premium Payment            0      1      2     3      4     5      6      7+
         Charge                                 7%     6%     5%    4%     3%    2%     1%     0%

         TRANSFER FEE:
         $25 for each transfer in excess of 15 in a contract year

         CONTRACT MAINTENANCE CHARGE:
         $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                 -----
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.60%

SERIES ANNUAL EXPENSES
(as a percentage of the Series' average net assets)


                                                                       MANAGEMENT       ESTIMATED
                                                                          AND          DISTRIBUTION                TOTAL SERIES
                                                                   ADMINISTRATIVE        (12B-1)        OTHER         ANNUAL
                                                                          FEE             FEES*       EXPENSES       EXPENSES
------------------------------------------------------------------ ------------------- ------------- ------------ ---------------
JNL/Alger Growth Series                                                 1.07%              .02%           0%            1.09%
------------------------------------------------------------------
JNL/Alliance Growth Series                                               .87%              .02%           0%             .89%
------------------------------------------------------------------
JNL/Eagle Core Equity Series                                             .97%              .04%           0%            1.01%
------------------------------------------------------------------
JNL/Eagle SmallCap Equity Series                                        1.05%              .02%           0%            1.07%
------------------------------------------------------------------
JNL/Janus Aggressive Growth Series                                       .98%              .01%           0%             .99%
------------------------------------------------------------------
JNL/Janus Balanced Series                                               1.05%              .03%           0%            1.08%
------------------------------------------------------------------
JNL/Janus Capital Growth Series                                          .99%              .01%           0%            1.00%
------------------------------------------------------------------
JNL/Janus Global Equities Series**                                      1.03%              .02%           0%            1.05%
------------------------------------------------------------------
JNL/Oppenheimer Global Growth Series                                    1.05%              .01%+          0%            1.06%
------------------------------------------------------------------
JNL/Oppenheimer Growth Series                                           1.00%              .01%+          0%            1.01%
------------------------------------------------------------------
JNL/Putnam Growth Series                                                 .94%              .01%           0%             .95%
------------------------------------------------------------------
JNL/Putnam International Equity Series                                  1.17%              .05%           0%            1.22%
------------------------------------------------------------------
JNL/Putnam Midcap Growth Series                                         1.05%              .08%           0%            1.13%
------------------------------------------------------------------
JNL/Putnam Value Equity Series                                           .96%              .02%           0%             .98%
------------------------------------------------------------------
JNL/S&P Conservative Growth Series I***                                  .20%               0%            0%             .20%
------------------------------------------------------------------
JNL/S&P Moderate Growth Series I***                                      .20%               0%            0%             .20%
------------------------------------------------------------------
JNL/S&P Aggressive Growth Series I***                                    .20%               0%            0%             .20%
------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series I***                               .20%               0%            0%             .20%


--------
1  See "Contract Charges"
                                       3

                                                                           MANAGEMENT       ESTIMATED
                                                                              AND          DISTRIBUTION                TOTAL SERIES
                                                                       ADMINISTRATIVE        (12B-1)        OTHER         ANNUAL
                                                                              FEE             FEES*       EXPENSES       EXPENSES
                                                                       ------------------- ------------- ------------ --------------

------------------------------------------------------------------
JNL/S&P Equity Growth Series I***                                            .20%               0%          0%             .20%
------------------------------------------------------------------
JNL/S&P Equity Aggressive Growth Series I***                                 .20%               0%          0%             .20%
------------------------------------------------------------------
PPM America/JNL Balanced Series                                              .82%              .01%         0%             .83%
------------------------------------------------------------------
PPM America/JNL High Yield Bond Series                                       .82%              .01%+        0%             .83%
------------------------------------------------------------------
PPM America/JNL Money Market Series                                          .70%               0%          0%             .70%
------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series                                      .95%              .01%+        0%             .96%
------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government & Quality Bond Series                   .80%              .01%+        0%             .81%
------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Series                                  .92%              .02%         0%             .94%
------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series                                     1.02%              .01%+        0%            1.03%
------------------------------------------------------------------
T. Rowe Price/JNL Value Series                                              1.00%              .12%         0%            1.12%
------------------------------------------------------------------
JNL/First Trust The DowSM Target 10 Series                                   .85%               0%          0%             .85%
------------------------------------------------------------------ ------------------- ------------- ------------ ---------------

Certain Series pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The JNL/Oppenheimer Global Growth Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.

+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The JNL/Janus Global Equities Series (the "Series") was closed to new contract holders on September 1, 2000. The Series is still available to contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

*** UNDERLYING SERIES EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series) could range from .90% to 1.42% (this range reflects an investment in the Series with the lowest and highest Total Series Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying Series. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying Series. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying Series in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series I.........................  0.910%
         JNL/S&P Moderate Growth Series I.............................  0.940%
         JNL/S&P Aggressive Growth Series I...........................  0.970%
         JNL/S&P Very Aggressive Growth Series I......................  0.967%
         JNL/S&P Equity Growth Series I...............................  0.971%
         JNL/S&P Equity Aggressive Growth Series I....................  0.980%

EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:

     (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
     (b)  if you surrender your contract at the end of each time period.

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
-------------------------------------------------------------------------------- ------- --------- -------- ---------
JNL/Alger Growth Division                                               (a)         $28     $84      $144      $305
                                                                        (b)          98     134       174       305
JNL/Alliance Growth Division                                            (a)          26      78       134       286
                                                                        (b)          96     128       164       286
JNL/Eagle Core Equity Division                                          (a)          27      82       140       297
                                                                        (b)          97     132       170       297
JNL/Eagle SmallCap Equity Division                                      (a)          27      84       143       303
                                                                        (b)          97     134       173       303
JNL/Janus Aggressive Growth Division                                    (a)          27      81       139       295
                                                                        (b)          97     131       169       295
JNL/Janus Balanced Division                                             (a)          27      84       143       304
                                                                        (b)          97     134       173       304
JNL/Janus Capital Growth Division                                       (a)          27      82       140       296
                                                                        (b)          97     132       170       296
JNL/Janus Global Equities Division*                                     (a)          27      83       142       301
                                                                        (b)          97     133       172       301
JNL/Oppenheimer Global Growth Series                                    (a)          27      84       142       302
                                                                        (b)          97     134       172       302
JNL/Oppenheimer Growth Series                                           (a)          27      82       140       297
                                                                        (b)          97     132       170       297
JNL/Putnam Growth Division                                              (a)          26      80       137       291
                                                                        (b)          96     130       167       291
JNL/Putnam International Equity Division                                (a)          29      88       150       318
                                                                        (b)          99     138       180       318
JNL/Putnam Midcap Growth Division                                       (a)          28      86       146       309
                                                                        (b)          98     136       176       309
JNL/Putnam Value Equity Division                                        (a)          26      81       139       294
                                                                        (b)          96     131       169       294
JNL/S&P Conservative Growth Division I                                  (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Moderate Growth Division I                                      (a)          19      58        99       215

-------

* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders since September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

                                                                                           TIME PERIODS
                                                                                 ---------- ------- --------- --------
                                                                                      1        3         5        10
                                                                                     YEAR    YEARS     YEARS    YEARS
                                                                                 ---------- ------- --------- --------
                                                                                 ---------- ------- --------- --------
                                                                        (b)          89     108       129       215
JNL/S&P Aggressive Growth Division I                                    (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Very Aggressive Growth Division I                               (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Equity Growth Division I                                        (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Equity Aggressive Growth Division I                             (a)          19      58        99       215
                                                                        (b)          89     108       129       215
PPM America/JNL Balanced Division                                       (a)          25      77       131       280
                                                                        (b)          95     127       161       280
PPM America/JNL High Yield Bond Division                                (a)          25      77       131       280
                                                                        (b)          95     127       161       280
PPM America/JNL Money Market Division                                   (a)          24      73       125       267
                                                                        (b)          94     123       155       267
Salomon Brothers/JNL Global Bond Division                               (a)          26      81       138       292
                                                                        (b)          96     131       168       292
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          25      76       130       278
                                                                        (b)          95     126       160       278
T. Rowe Price/JNL Established Growth Division                           (a)          26      80       137       290
                                                                        (b)          96     130       167       290
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          27      83       141       299
                                                                        (b)          97     133       171       299
T. Rowe Price/JNL Value Division                                        (a)          28      85       145       308
                                                                        (b)          98     135       175       308
JNL/First Trust The DowSM Target 10 Division                            (a)          25      77       132       282
                                                                        (b)          95     127       162       282
-------------------------------------------------------------------------------- ------- --------- -------- ---------


EXAMPLES. You would pay the following expenses on a $1,000 investment if you do not select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:

          (a)  if you do not surrender  your contract or if you begin  receiving income  payments from your contract  after the first year;
          (b)  if you surrender your contract at the end of each time period.

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS     YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
-------------------------------------------------------------------------------- ------- --------- -------- ---------
JNL/Alger Growth Division                                               (a)       $  26   $  78     $ 134     $ 286
                                                                        (b)          96     128       164       286
JNL/Alliance Growth Division                                            (a)          24      72       124       266
                                                                        (b)          94     122       154       266
JNL/Eagle Core Equity Division                                          (a)          25      76       130       278
                                                                        (b)          95     126       160       278
JNL/Eagle SmallCap Equity Division                                      (a)          25      78       133       284
                                                                        (b)          95     128       163       284
JNL/Janus Aggressive Growth Division                                    (a)          25      75       129       276
                                                                        (b)          95     125       159       276
JNL/Janus Balanced Division                                             (a)          25      78       134       285
                                                                        (b)          95     128       164       285


                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                    1        3         5        10
                                                                                   YEAR    YEARS     YEARS    YEARS
--------------------------------------------------------------------------------- ------- --------- -------- ---------
--------------------------------------------------------------------------------- ------- --------- -------- ---------
JNL/Janus Capital Growth Division                                       (a)          25      76       130       277
                                                                        (b)          95     126       160       277
JNL/Janus Global Equities Division*                                     (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/Oppenheimer Global Growth Series                                    (a)          25      78       133       283
                                                                        (b)          95     128       163       283
JNL/Oppenheimer Growth Series                                           (a)          25      76       130       278
                                                                        (b)          95     126       160       278
JNL/Putnam Growth Division                                              (a)          24      74       127       272
                                                                        (b)          94     124       157       272
JNL/Putnam International Equity Division                                (a)          27      82       141       298
                                                                        (b)          97     132       171       298
JNL/Putnam Midcap Growth Division                                       (a)          26      80       136       290
                                                                        (b)          96     130       166       290
JNL/Putnam Value Equity Division                                        (a)          24      75       129       275
                                                                        (b)          94     125       159       275
JNL/S&P Conservative Growth Division I                                  (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Moderate Growth Division I                                      (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Aggressive Growth Division I                                    (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Very Aggressive Growth Division I                               (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Equity Growth Division I                                        (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Equity Aggressive Growth Division I                             (a)          17      51        89       193
                                                                        (b)          87     101       119       193
PPM America/JNL Balanced Division                                       (a)          23      71       121       260
                                                                        (b)          93     121       151       260
PPM America/JNL High Yield Bond Division                                (a)          23      71       121       260
                                                                        (b)          93     121       151       260
PPM America/JNL Money Market Division                                   (a)          22      67       114       246
                                                                        (b)          92     117       144       246
Salomon Brothers/JNL Global Bond Division                               (a)          24      75       128       273
                                                                        (b)          94     125       158       273
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          23      70       120       257
                                                                        (b)          93     120       150       257
T. Rowe Price/JNL Established Growth Division                           (a)          24      74       127       271
                                                                        (b)          94     124       157       271
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          25      77       131       280
                                                                        (b)          95     127       161       280
T. Rowe Price/JNL Value Division                                        (a)          26      79       136       289
                                                                        (b)          96     129       166       289
JNL/First Trust The DowSM Target 10 Division                            (a)          23      71       122       262
                                                                        (b)          93     121       152       262
-------------------------------------------------------------------------------- ------- --------- -------- ---------

-------
* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders since September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A. It only shows values for contracts without the Earnings Protection Benefit Endorsement, because that benefit was not offered before the date of this prospectus.

You can find the following financial statements in the SAI:

     o the financial statements of the Separate Account for the year ended December 31, 2000

     o the financial statements of Jackson National for the year ended December 31, 2000

The Separate Account's financial statements for the year ended December 31, 2000, and the financial statements of Jackson National for the year ended December 31, 2000, have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT
The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts, the indexed fixed account option and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year, and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY
Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION
If you select a guaranteed fixed account, or the indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts and the indexed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about them. Your contract contains a more complete description of the guaranteed fixed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agent can provide you, including the duration of its guarantee periods.

                              THE SEPARATE ACCOUNT
The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS
You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract. The investment divisions purchase shares of the following Series of mutual funds:

     JNL Series Trust
         JNL/Alger Growth Series
         JNL/Alliance Growth Series
         JNL/Eagle Core Equity Series

         JNL/Eagle SmallCap Equity Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Balanced Series
         JNL/Janus Capital Growth Series
         JNL/Oppenheimer Global Growth Series
         JNL/Oppenheimer Growth Series
         JNL/Putnam Growth Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series I
         JNL/S&P Moderate Growth Series I
         JNL/S&P Aggressive Growth Series I
         JNL/S&P Very Aggressive Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P Equity Aggressive Growth Series I
         PPM America/JNL Balanced Series
         PPM America/JNL High Yield Bond Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL Mid-Cap Growth Series
         T. Rowe Price/JNL Value Series

     JNL Variable Fund LLC
          JNL/First Trust The DowSM Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial AverageSM which have the highest dividend yields on a pre-determined selection date.


The Series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Series. The sub-adviser for each Series is listed in the following table:

------------------------------------------------------- -----------------------------------------------------
SUB-ADVISER                                             SERIES
------------------------------------------------------- -----------------------------------------------------
Alliance Capital Management L.P.                        JNL/Alliance Growth Series
------------------------------------------------------- -----------------------------------------------------
Fred Alger Management, Inc.                             JNL/Alger Growth Series
------------------------------------------------------- -----------------------------------------------------
Eagle Asset Management, Inc.                            JNL/Eagle Core Equity Series
                                                        JNL/Eagle SmallCap Equity Series
------------------------------------------------------- -----------------------------------------------------
Janus Capital Corporation                               JNL/Janus Aggressive Growth Series
                                                        JNL/Janus Balanced Series
                                                        JNL/Janus Capital Growth Series
                                                        JNL/Janus Global Equities Series*
------------------------------------------------------- -----------------------------------------------------
OppenheimerFunds, Inc.                                  JNL/Oppenheimer Global Growth Series
                                                        JNL/Oppenheimer Growth Series

-------
* The JNL/Janus Global Equities Series (the "Series") was closed to new contract holders on September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.


------------------------------------------------------- -----------------------------------------------------
SUB-ADVISER                                             SERIES
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Putnam Investment Management, Inc.                      JNL/Putnam Growth Series
                                                        JNL/Putnam International Equity Series
                                                        JNL/Putnam Midcap Growth Series
                                                        JNL/Putnam Value Equity Series
------------------------------------------------------- -----------------------------------------------------
Standard & Poor's Investment Advisory                   JNL/S&P Conservative Growth Series I
Services, Inc.                                          JNL/S&P Moderate Growth Series I
                                                        JNL/S&P Aggressive Growth Series I
                                                        JNL/S&P Very Aggressive Growth Series I
                                                        JNL/S&P Equity Growth Series I
                                                        JNL/S&P Equity Aggressive Growth Series I
------------------------------------------------------- -----------------------------------------------------
PPM America, Inc.                                       PPM America/JNL Balanced Series
                                                        PPM America/JNL High Yield Bond Series
                                                        PPM America/JNL Money Market Series
------------------------------------------------------- -----------------------------------------------------
Salomon Brothers Asset Management Inc                   Salomon Brothers/JNL Global Bond Series
                                                        Salomon Brothers/JNL U.S. Government & Quality Bond
                                                            Series
------------------------------------------------------- -----------------------------------------------------
T. Rowe Price Associates, Inc.                          T. Rowe Price/JNL Established Growth Series
                                                        T. Rowe Price/JNL Mid-Cap Growth Series
                                                        T. Rowe Price/JNL Value Series
------------------------------------------------------- -----------------------------------------------------
First Trust Advisors L.P.                               JNL/First Trust The DowSM Target 10 Series
------------------------------------------------------- -----------------------------------------------------

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Series performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Series. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Series and investment divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the Series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required to, or determine in its sole discretion to, substitute a different mutual fund for the one the investment division is currently invested in. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;

o    to waive the withdrawal charge in the event of your death; and

o to provide both a standard and enhanced death benefits prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, each day during the accumulation phase of your contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the contracts having this Endorsement that are invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account. We stop deducting this charge if you annuitize your contract.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

o At any time during the accumulation phase, you may withdraw premiums that are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).

o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the

Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the Series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

o    $5,000 under most circumstances

o    $2,000 for a qualified plan contract

o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

o    $500

o    $50 under the automatic payment plan

o    You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division. Special requirements apply to the indexed fixed account.

ALLOCATIONS OF PREMIUM. When you purchase a contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen variable options available under the contract; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.

ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of assets held in the particular investment division;

     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. Different requirements apply to transfers in and out of the indexed fixed account option, as described in the endorsement and the supplementary materials.

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.   less any premium tax;

     3.   less any contract maintenance charge; and

     4.   less any withdrawal charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans. See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b)   trading on the New York Stock Exchange is restricted;

c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     OPTION 1 - Life Income. This income option provides monthly payments for your life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     OPTION 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*; OR

ENHANCED DEATH BENEFIT:

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*

 -- whichever is GREATEST.

The death benefit under 3 will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under 2 and 3 may not be available in all states.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your contract value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract (less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually, and adjusted for any withdrawals and associated charges. If the earnings

----------
* (4% if the owner is age 70 or older at the date of issue) amount is negative, i.e., the total premiums paid into your Contract ( adjusted for any withdrawals and associated charges) are greater than the contract value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid (adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, we will increase the contract value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit will be based solely upon premiums paid after the Continuation Date (adjusted for withdrawals, and associated charges ). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:

     1.   If the Contract is in the income phase at the time of your death;

     2.   If there are no earnings in the Contract.

Moreover, no additional Earnings Protection Benefit will be paid if your spouse exercises the Special Spousal Continuation Option (described below) after your death and does not pay any premiums into the Contract after the Continuation Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of .20% of the daily net asset value of the Series. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected contract value and duration of all Contracts having the Earnings Protection Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have contract value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Guaranteed
Account Option. Your spouse may then transfer this amount to any available Series or Guaranteed Account Option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to Premium. We will base the withdrawal charge on the number of years since the Premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means of spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Enhancement Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings Protection Benefit. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection Benefit will remain the same even though, as discussed in "Earnings Protection Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. You should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation Option.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.

DEATH BENEFITS. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

STATUS OF EARNINGS PROTECTION BENEFIT. Our understanding of current law is that the tax status of the Earnings Protection Benefit is unclear. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement in IRAs.

We believe that use of the Earnings Protection Benefit Endorsement should not result in adverse tax treatment. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL EARNINGS PROTECTION BENEFIT IN IRAS. The Earnings Protection Benefit, therefore, will not be offered in the IRA market until we receive approval from the Internal Revenue Service.

ASSIGNMENT.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

                               OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ accounts are "source accounts" designed for Dollar-Cost Averaging. DCA+ accounts are credited with an Enhanced Interest Rate. If a DCA+ account is selected, funds in the DCA+ fixed accounts will be systematically transferred to the investment divisions chosen over the DCA+ term selected.

Jackson National does not currently charge for participation in these programs. We may do so in the future.

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts and the indexed fixed account option. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an investment division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Series can hurt the series performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests for multiple contracts from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Series or the contract holders.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.


--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your contract, you may call or write to us at:
--------------------------------------------------------------------------------

     o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002


     o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ...................................         2

Services ..........................................................         2

Purchase of Securities Being Offered ..............................         3

Underwriters ......................................................         3

Calculation of Performance ........................................         3

Additional Tax Information .........................................       11

Net Investment Factor ..............................................       21

Financial Statements ...............................................       24

                                   APPENDIX A

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The accumulation unit values in this table do not reflect deductions for the Earnings Protection Benefit. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

--------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISIONS          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2000          1999           1998           1997           1996          1995(a)
--------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period         $26.20        $19.86         $13.82         $11.11          $9.93        $10.00
    End of period               $22.36        $26.20         $19.86         $13.82         $11.11         $9.93
  Accumulation units outstanding
  at the end of period      16,136,216    12,779,325      7,704,990      5,908,446      3,310,810        12,285

JNL/Alliance Growth Division
  Accumulation unit value:
    Beginning of period         $10.00        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $7.96        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       2,233,453        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period         $19.21        $15.77         $13.72         $10.52         $10.00        N/A(c)
    End of period               $19.00        $19.21         $15.77         $13.72         $10.52        N/A(c)
  Accumulation units outstanding
  at the end of period       4,549,021     3,154,438      1,829,363        766,516         84,895        N/A(c)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period         $16.44        $13.98         $14.00         $11.12         $10.00        N/A(c)
    End of period               $14.07        $16.44         $13.98         $14.00         $11.12        N/A(c)
  Accumulation units outstanding
  at the end of period       4,810,070     3,152,948      2,274,545        857,946         71,014        N/A(c)


(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment
     Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.


--------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISIONS          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2000          1999           1998           1997           1996          1995(a)
--------------------------------------------------------------------------------------------------------------------

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period         $39.54        $20.62         $13.26         $11.95         $10.20        $10.00
    End of period               $30.83        $39.54         $20.62         $13.26         $11.95        $10.20
  Accumulation units outstanding
  at the end of period      17,580,395    13,399,786      6,839,305      5,371,379      2,355,530         4,008

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period         $10.00        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $9.77        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       2,453,090        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period         $39.66        $17.94         $13.46         $11.87         $10.34        $10.00
    End of period               $25.52        $39.66         $17.94         $13.46         $11.87        $10.34
  Accumulation units outstanding
  at the end of period      17,431,473    12,048,149      5,849,883      5,132,743      2,985,668         1,587

JNL/Janus Global Equities Division
  Accumulation unit value:
    Beginning of period         $32.33        $19.92         $15.93         $13.57         $10.48        $10.00
    End of period               $26.06        $32.33         $19.92         $15.93         $13.57        $10.48
  Accumulation units outstanding
  at the end of period      20,248,887    15,866,078     11,242,198      9,067,277      3,090,234         4,778

JNL/Putnam Growth Division (d)
  Accumulation unit value:
    Beginning of period         $26.96        $21.13         $15.88         $13.22         $10.58        $10.00
    End of period               $21.84        $26.96         $21.13         $15.88         $13.22        $10.58
  Accumulation units outstanding
  at the end of period      16,776,830    14,056,305      8,348,592      5,207,294      1,682,604           571

(a) The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.


--------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISIONS          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2000          1999           1998           1997           1996          1995(a)
--------------------------------------------------------------------------------------------------------------------

JNL/Putnam International Equity Division (e)
Accumulation unit value:
    Beginning of period         $17.53        $13.46         $11.94         $11.78         $10.49        $10.00
    End of period               $14.87        $17.53         $13.46         $11.94         $11.78        $10.49
  Accumulation units outstanding
  at the end of period       7,353,097     5,507,406      4,828,701      4,406,642      2,039,430         3,096

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period         $10.00        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $9.81        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,840,603        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period         $16.87        $17.29         $15.59         $12.98         $10.59        $10.00
    End of period               $17.80        $16.87         $17.29         $15.59         $12.98        $10.59
  Accumulation units outstanding
  at the end of the period  18,374,087    16,357,203     10,899,898      6,925,507      1,330,288         3,944

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period         $12.21        $10.36         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $11.85        $12.21         $10.36         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period      11,548,615     5,873,298        967,674         N/A(f)         N/A(f)        N/A(f)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period         $13.15        $10.52         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $12.40        $13.15         $10.52         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period      17,565,944     8,312,453      1,198,566         N/A(f)         N/A(f)        N/A(f)

(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.


--------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISIONS          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2000          1999           1998           1997           1996          1995(a)
--------------------------------------------------------------------------------------------------------------------

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period         $14.38        $10.77         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $12.85        $14.38         $10.77         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period       7,064,128     2,790,656        410,888         N/A(f)         N/A(f)        N/A(f)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period         $16.25        $11.07         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $13.28        $16.25         $11.07         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period       4,279,446     1,438,910        220,495         N/A(f)         N/A(f)        N/A(f)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period         $14.87        $10.53         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $12.61        $14.87         $10.53         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period      10,443,838     3,994,657        478,149         N/A(f)         N/A(f)        N/A(f)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period         $15.24        $10.64         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $12.75        $15.24         $10.64         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period       3,066,578     1,183,888        304,127         N/A(f)         N/A(f)        N/A(f)

PPM America/JNL Balanced Division (d)
  Accumulation unit value:
    Beginning of period         $14.10        $14.31         $13.19         $11.29         $10.34        $10.00
    End of period               $15.05        $14.10         $14.31         $13.19         $11.29        $10.34
  Accumulation units outstanding
  at the end of period      10,032,286     9,940,416      6,574,171      4,486,973      2,120,529        12,871

(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.


--------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISIONS          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2000          1999           1998           1997           1996          1995(a)
--------------------------------------------------------------------------------------------------------------------

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period         $13.02        $13.06         $12.75         $11.26         $10.11        $10.00
    End of period               $12.12        $13.02         $13.06         $12.75         $11.26        $10.11
  Accumulation units outstanding
  at the end of period       9,117,909     9,672,921      7,350,674      4,711,051      1,147,840           100

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period         $11.48        $11.12         $10.74         $10.37         $10.03        $10.00
    End of period               $11.98        $11.48         $11.12         $10.74         $10.37        $10.03
  Accumulation units outstanding
  at the end of period       8,517,299    11,491,181      4,713,958      3,855,123      2,193,176        14,608

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period         $12.99        $12.94         $12.80         $11.74         $10.41        $10.00
    End of period               $13.73        $12.99         $12.94         $12.80         $11.74        $10.41
  Accumulation units outstanding
  at the end of the period   4,116,938     3,970,746      3,166,154      2,603,857        911,885         3,128

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period         $11.53        $12.00         $11.12         $10.33         $10.21        $10.00
    End of period               $12.67        $11.53         $12.00         $11.12         $10.33        $10.21
  Accumulation units outstanding
  at the end of period       8,258,157     7,963,550      5,006,001      2,090,575        902,055         1,275

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period         $24.19        $20.14         $15.99         $12.53         $10.36        $10.00
    End of period               $23.77        $24.19         $20.14         $15.99         $12.53        $10.36
  Accumulation units outstanding
  at the end of period      16,685,946    14,057,518     10,399,047      7,218,789      2,500,896        10,564

(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.


--------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISIONS          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2000          1999           1998           1997           1996          1995(a)
--------------------------------------------------------------------------------------------------------------------

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period         $21.50        $17.58         $14.68         $12.59         $10.37        $10.00
    End of period               $22.72        $21.50         $17.58         $14.68         $12.59        $10.37
  Accumulation units outstanding
  at the end of period      15,106,446    11,658,193      9,941,003      8,031,753      3,585,051         5,120

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period         $10.00        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $11.29        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,379,388        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period          $8.67        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period                $9.00         $8.67         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period       2,340,312       898,160         N/A(g)         N/A(g)         N/A(g)        N/A(g)

(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.

                                   APPENDIX B

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Recommend that any person invest in the JNL/First Trust The Dow Target 5 Series, the JNL/First Trust The Dow Target 10 Series or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Consider the needs of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First
     Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES. SPECIFICALLY,

O DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

O THE RESULTS TO BE OBTAINED BY THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES, THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

O    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

O DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

O UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                        SUPPLEMENT DATED OCTOBER 29, 2001
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2001
                                       FOR
                DEFINED STRATEGIES VARIABLE ANNUITY (Registered)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above

On page 3 the following should be added to the section entitled "Fee Table:"

COMMUTATION FEE(1): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

On page 8 of the prospectus, the paragraph following the "Sub-Adviser/Series" chart should be deleted in its entirety and the following paragraph should be added:

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Series described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

On page 9 the following paragraph should be added:

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

On page 9 the section entitled "Withdrawal Charge," should be deleted in its entirety and the following paragraphs should be added:

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).

o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal").

Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your contract, we deduct the Withdrawal Charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this withdrawal charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

--------
1 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a Withdrawal Charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

On page 11 of the prospectus, the section entitled "Telephone Transactions" should be deleted in its entirety and the following paragraph should be added:



                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide You with information about Your account. We require that You provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW
You may make transfers by telephone or through the Internet unless You elect not to have this privilege. Any authorization given via an application, the JNL Web site, or through other means to JNL shall be deemed authorization by You for JNL(Registered) to accept transaction instructions, including fund transfers/allocations, by You or Your financial representative unless we are notified by You to the contrary. To notify JNL, please call us at the Service Center number referenced in your contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN
When authorizing a transfer, You must complete Your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.


Transfer instructions You send electronically are considered to be received by Jackson National(Registered) at the time and date stated on the electronic acknowledgement Jackson National returns to You. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If You do not receive an electronic acknowledgement, You should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION
Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day your transaction will be processed.

OUR PROCEDURES
Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by You. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than You and/or this telephonic and electronic transaction privilege.

On page 13, in the section entitled "Income Options", the paragraphs headed Option 3 and Option 4 should be deleted and replaced in their entirety with the following paragraphs:

     OPTION 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

On page 14 the paragraph before the section entitled "Earnings Protection Benefit" should be deleted and replaced in its entirety with the following paragraph:

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an investment division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

o    single lump sum payment; or

o    payment of entire death benefit within 5 years of the date of death; or

o payment of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


On page 18 the following paragraph should be added after the paragraph entitled "Dollar Cost Averaging Plus (DCA+)":

EARNINGS SWEEP(SM). You can choose to move your earnings from the source accounts (only applicable from the 1-year Fixed Account Option and the Money Market sub-account).

(To be used with V3652 07/01.)

                     DEFINED STRATEGIES VARIABLE ANNUITY(SM)
                                    ISSUED BY
                   JACKSON NATIONAL LIFE INSURANCE COMPANY AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I


Please read this prospectus before                o        Individual and group, flexible premium deferred annuity.
you purchase a Defined Strategies                 o        7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed
Variable Annuity.  It contains                             accounts, and an indexed fixed account option that each offer a minimum
important information about the                            interest rate that is guaranteed by Jackson National Life Insurance
contract that you ought to know                            Company (Jackson National)(the "Fixed Accounts").
before investing.  You should keep                o        Investment divisions which purchase shares of the following series of
this prospectus on file for future                         mutual funds:
reference.
                                                            JNL SERIES TRUST
To learn more about the Defined                                 PPM America/JNL Money Market Series
Strategies Variable Annuity, you
can obtain a free copy of the                              JNL VARIABLE FUND LLC
Statement of Additional                                    JNL/First Trust The DowSM Target 5 Series
Information (SAI)dated July 1,                             JNL/First Trust The DowSM Target 10 Series
2001, by calling Jackson National                          JNL/First Trust The S&P(Registered) Target 10 Series
at (800) 766-4683 or by writing                            JNL/First Trust Global Target 15 Series
Jackson National at:  Annuity                              JNL/First Trust Target 25 Series
Servie Center, P.O. Box 378002,                            JNL/First Trust Target Small-Cap Series
Denver, Colorado 80237-8002.                               JNL/First Trust Technology Sector Series
The SAI has been filed with the                            JNL/First Trust Pharmaceutical/Healthcare Sector Series
Securities and Exchange                                    JNL/First Trust Financial Sector Series
Commission (SEC) and is legally a                          JNL/First Trust Energy Sector Series
part of this prospectus.  The Table                        JNL/First Trust Leading Brands Sector Series
of Contents of the SAI appears at                          JNL/First Trust Communications Sector Series
the end of this prospectus.  The
SEC maintains a website
(http://www.sec.gov) that contains
the SAI, material incorporated by
reference and other information
regarding registrants that file
electronically with the SEC.




THE SEC HAS NOT APPROVED OR DISAPPROVED THE DEFINED STRATEGIES VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.



              NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
                                  JULY 1, 2001

"Dow Jones", "Dow Jones Industrial Average(SM)", "DJIA(SM)", "The Dow 10(SM)", and "The Dow 5(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 5 Series and the JNL/First Trust The Dow Target 10 Series. Please see Appendix B for additional information.


"Standard & Poor's(Registered)", "S&P(Registered)", "S&P 500(Registered)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/First Trust The S&P(Registered) Target 10 Series is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(Registered)",   "Jackson   National(Registered)"   and  "Jackson   National
Life(Registered)" are trademarks of Jackson National Life Insurance Company.

                                TABLE OF CONTENTS

Key Facts.................................................................................................        1

Fee Table.................................................................................................        3

The Annuity Contract......................................................................................        5

The Company...............................................................................................        6

The Guaranteed Fixed Accounts and the Indexed Fixed Account Option........................................        6

The Separate Account......................................................................................        7

Investment Divisions......................................................................................        7

Contract Charges..........................................................................................        9

Purchases.................................................................................................        10

Allocations of Premium....................................................................................        11

Transfers.................................................................................................        12

Access to Your Money......................................................................................        12

Income Payments (The Income Phase)........................................................................        13

Death Benefit.............................................................................................        14

Taxes.....................................................................................................        17

Other Information.........................................................................................        18

Table of Contents of the Statement of Additional Information..............................................        21


Appendix A.......................................         A-1

Appendix B.......................................         B-1

                                                     KEY FACTS
--------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:         1 (800) 766-4683

         MAIL ADDRESS:          P.O. Box 378002, Denver, Colorado  80237-8002

         DELIVERY ADDRESS:      8055 East Tufts Avenue, Second Floor, Denver,
                                Colorado  80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:           1 (800) 777-7779

         MAIL ADDRESS:          P.O. Box 30386, Lansing, Michigan  48909-9692

         DELIVERY ADDRESS:      1 Corporate Way, Lansing, Michigan  48951
                                Attn:  IMG

HOME OFFICE:                    1 Corporate Way, Lansing, Michigan  48951

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT   The fixed and variable annuity contract offered by
                       Jackson National provides a means for allocating on a tax-deferred basis to the guaranteed fixed accounts, including the indexed fixed option of Jackson National and the investment divisions (the "Allocation
                       Options"). The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS     You can put money into any of the Allocation Options but
                       you may not put your money in more than eighteen of the variable options plus the Fixed Accounts during the life of your contract.

--------------------------------------------------------------------------------
EXPENSES The contract has insurance features and investment features, and there are costs related to each.

                       Jackson National makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the contracts invested in the investment divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts a charge equal to 0.20% of the daily net asset value of contracts invested in the investment divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

                       If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                       Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                       There are also investment charges which are expected to range from .70% to .85%, on an annual basis, of the average daily value of the Series, depending on the Series.

--------------------------------------------------------------------------------
PURCHASES              Under most circumstances, you can buy a contract for
                       $5,000 or more ($2,000 or more for a qualified plan contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY   You can take money out of your contract during the
                       accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS        You may choose to receive regular income from your
                       annuity. During the income phase, you have the same variable allocation options.

--------------------------------------------------------------------------------
DEATH BENEFIT          If you die before moving to the income phase, the person
                       you have chosen as your beneficiary will receive a death benefit. If you select the Earnings Protection Benefit
                       Endorsement, the death benefit your beneficiary receives may be increased by 40% of earnings up to a maximum of 100% of the premiums you have paid (25% for owners ages
                       70-75).

--------------------------------------------------------------------------------
FREE LOOK              If you cancel your contract within twenty days after
                       receiving it (or whatever period is required in your state), Jackson National will return the amount your contract is worth on the day we receive your request.
                       This may be more or less than your original payment. If required by law, Jackson National will return your premium.

--------------------------------------------------------------------------------
TAXES Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

                                    FEE TABLE

OWNER TRANSACTION EXPENSES(1)

        WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
        Years Since Premium Payment            0      1      2     3      4     5      6      7+
        Charge                                 7%     6%     5%    4%     3%    2%     1%     0%

        TRANSFER FEE:
        $25 for each transfer in excess of 15 in a contract year

        CONTRACT MAINTENANCE CHARGE:
        $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

        Mortality and Expense Risk Charges                      1.25%
        Administration Charge                                    .15%
                                                                -----
        Total Separate Account Annual Expenses                  1.40%

        Optional Earnings Protection Benefit Charge             0.20%
        TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
         OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE            1.60%

SERIES ANNUAL EXPENSES
(as a percentage of the Series' average net assets)


                                                                       MANAGEMENT                    TOTAL SERIES
                                                                          AND            OTHER          ANNUAL
                                                                   ADMINISTRATIVE FEE  EXPENSES        EXPENSES
------------------------------------------------------------------ ------------------- ------------ ---------------
PPM America/JNL Money Market Series                                      .70%               0%             .70%
------------------------------------------------------------------
JNL/First Trust The DowSM Target 5 Series                                .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust The DowSM Target 10 Series                               .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust The S&P(Registered) Target 10 Series                     .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust Global Target 15 Series                                  .90%               0%             .90%
------------------------------------------------------------------
JNL/First Trust Target 25 Series                                         .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust Target Small-Cap Series                                  .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust Technology Sector Series                                 .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust Pharmaceutical/Healthcare Sector Series                  .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust Financial Sector Series                                  .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust Energy Sector Series                                     .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust Leading Brands Sector Series                             .85%               0%             .85%
------------------------------------------------------------------
JNL/First Trust Communications Sector Series                             .85%               0%             .85%
------------------------------------------------------------------ ------------------- ------------ ---------------

Certain Series pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The JNL/First Trust Global Target 15 Series pays an Administrative Fee of .15%. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.

--------
1  See "Contract Charges"

EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:

     (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;

     (b)  if you surrender your contract at the end of each time period.

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
PPM America/JNL Money Market Division                                   (a)          24      73       125       267
                                                                        (b)          94     123       155       267
JNL/First Trust The DowSM Target 5 Division                             (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust The DowSM Target 10 Division                            (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust The S&P(Registered) Target 10 Division                  (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Global Target 15 Division                               (a)          26      79       135       287
                                                                        (b)          96     129       165       287
JNL/First Trust Target 25 Division                                      (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Target Small-Cap Division                               (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Technology Sector Division                              (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Pharmaceutical/Healthcare Sector Division               (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Financial Sector Division                               (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Energy Sector Division                                  (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Leading Brands Sector Division                          (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Communications Sector Division                          (a)          25      77       132       282
                                                                        (b)          95     127       162       282
-------------------------------------------------------------------------------- ------- --------- -------- ---------


EXAMPLES. You would pay the following expenses on a $1,000 investment if you do not select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:

     (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
     (b)  if you surrender your contract at the end of each time period.

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
PPM America/JNL Money Market Division                                   (a)          22      67       114       246
                                                                        (b)          92     117       144       246
JNL/First Trust The DowSM Target 5 Division                             (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust The DowSM Target 10 Division                            (a)          23      71       122       262

                                       4

                                                                                         TIME PERIODS
                                                                                 ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
                                                                                 ------- --------- -------- ---------

                                                                        (b)          93     121       152       262
JNL/First Trust The S&P(Registered) Target 10 Division                  (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Global Target 15 Division                               (a)          24      73       125       267
                                                                        (b)          94     123       155       267
JNL/First Trust Target 25 Division                                      (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Target Small-Cap Division                               (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Technology Sector Division                              (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Pharmaceutical/Healthcare Sector Division               (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Financial Sector Division                               (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Energy Sector Division                                  (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Leading Brands Sector Division                          (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Communications Sector Division                          (a)          23      71       122       262
                                                                        (b)          93     121       152       262


-------------------------------------------------------------------------------- ------- --------- -------- ---------

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A. It only shows values for contracts without the Earnings Protection Benefit Endorsement, because that benefit was not offered before the date of this prospectus.

You can find the following financial statements in the SAI:

     o the financial statements of the Separate Account for the year ended December 31, 2000

     o the financial statements of Jackson National for the year ended December 31, 2000

The Separate Account's financial statements for the year ended December 31, 2000, and the financial statements of Jackson National for the year ended December 31, 2000, have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts, the indexed fixed account option and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year, and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY
Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION

If you select a guaranteed fixed account, or the indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts and the indexed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about them. Your contract contains a more complete description of the guaranteed fixed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agent can provide you, including the duration of its guarantee periods.

                              THE SEPARATE ACCOUNT
The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS
You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract. The investment divisions purchase shares of the following Series of mutual funds:

     JNL Series Trust
         PPM America/JNL Money Market Series

     JNL Variable Fund LLC
          JNL/First Trust The DowSM Target 5 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the five companies included in the Dow Jones Industrial AverageSM which have the lowest per share price of the companies with the ten highest dividend yields on a pre-determined selection date.
          JNL/First Trust The DowSM Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial AverageSM which have the highest dividend yields on a pre-determined selection date. JNL/First Trust The S&P(Registered) Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of 10 companies selected from a pre-screened subset of the stocks listed in The S&P 500 Index on a pre-determined selection date. JNL/First Trust Global Target 15 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of The Dow Jones Industrial AverageSM, the Financial Times Industrial Ordinary Share Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index on a pre-determined selection date.
          JNL/First Trust Target 25 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange on a pre-determined selection date.
          JNL/First Trust Target Small-Cap Series - seeks a high total return through capital appreciation by investing in a portfolio of common stocks of 40 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market on a pre-determined selection date.
          JNL/First Trust Technology Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks issued by technology companies.

          JNL/First Trust Pharmaceutical/Healthcare Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks issued by pharmaceutical and/or healthcare companies.
          JNL/First Trust Financial Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies which may include money center banks, major regional banks, financial and investment service providers and insurance companies.
          JNL/First Trust Energy Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of energy industry companies.
          JNL/First Trust Leading Brands Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies considered to be leaders in the consumer goods industry.
          JNL/First Trust Communications Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies in the communications industry.

The Series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Series. The sub-adviser for each Series is listed in the following table:

------------------------------------------------------- -----------------------------------------------------
SUB-ADVISER                                             SERIES
------------------------------------------------------- -----------------------------------------------------
PPM America, Inc.                                       PPM America/JNL Money Market Series
------------------------------------------------------- -----------------------------------------------------
First Trust Advisors L.P.                               JNL/First Trust The DowSM Target 5 Series
                                                        JNL/First Trust The DowSM Target 10 Series
                                                        JNL/First Trust The S&P(Registered) Target 10 Series
                                                        JNL/First Trust Global Target 15 Series
                                                        JNL/First Trust Target 25 Series
                                                        JNL/First Trust Target Small-Cap Series
                                                        JNL/First Trust Technology Sector Series
                                                        JNL/First Trust Pharmaceutical/Healthcare Sector
                                                            Series
                                                        JNL/First Trust Financial Sector Series
                                                        JNL/First Trust Energy Sector Series
                                                        JNL/First Trust Leading Brands Sector Series
                                                        JNL/First Trust Communications Sector Series
------------------------------------------------------- -----------------------------------------------------

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Series performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Series. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Series and investment divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the Series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required to, or determine in its sole discretion to, substitute a different mutual fund for the one the investment division is currently invested in. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES
There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o to provide both a standard and enhanced death benefits prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, each day during the accumulation phase of your contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the contracts having this Endorsement that are invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account. We stop deducting this charge if you annuitize your contract.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

     o At any time during the accumulation phase, you may withdraw premiums that are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).

     o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the Series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan contract

     o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

     o    $500

     o    $50 under the automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division. Special requirements apply to the indexed fixed account.

ALLOCATIONS OF PREMIUM. When you purchase a contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen variable options available under the contract; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.

ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of assets held in the particular investment division;

     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS
You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. Different requirements apply to transfers in and out of the indexed fixed account option, as described in the endorsement and the supplementary materials.

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY
You can have access to the money in your contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.  the value of the contract on the day you made the withdrawal;

     2.  less any premium tax;

     3.  less any contract maintenance charge; and

     4.  less any withdrawal charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b)   trading on the New York Stock Exchange is restricted;

c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)
The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     OPTION 1 - Life Income. This income option provides monthly payments for your life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     OPTION 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*; OR

ENHANCED DEATH BENEFIT:

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*

 -- whichever is GREATEST.

The death benefit under 3 will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under 2 and 3 may not be available in all states.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit.

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* (4% if the owner is age 70 or older at the date of issue)

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your contract value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract (less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually, and adjusted for any withdrawals and associated charges. If the earnings amount is negative, i.e., the total premiums paid into your Contract ( adjusted for any withdrawals and associated charges) are greater than the contract value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid (adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, we will increase the contract value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit will be based solely upon premiums paid after the Continuation Date (adjusted for withdrawals, and associated charges ). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:

     1.   If the Contract is in the income phase at the time of your death;

     2.   If there are no earnings in the Contract.

Moreover, no additional Earnings Protection Benefit will be paid if your spouse exercises the Special Spousal Continuation Option (described below) after your death and does not pay any premiums into the Contract after the Continuation Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of .20% of the daily net asset value of the Series. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected contract value and duration of all Contracts having the Earnings Protection Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have contract value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Guaranteed
Account Option. Your spouse may then transfer this amount to any available Series or Guaranteed Account Option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to Premium. We will base the withdrawal charge on the number of years since the Premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means of spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Enhancement Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings Protection Benefit. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection Benefit will remain the same even though, as discussed in "Earnings Protection Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. You should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation Option.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.

DEATH BENEFITS. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

STATUS OF EARNINGS PROTECTION BENEFIT. Our understanding of current law is that the tax status of the Earnings Protection Benefit is unclear. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement in IRAs.

We believe that use of the Earnings Protection Benefit Endorsement should not result in adverse tax treatment. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL EARNINGS PROTECTION BENEFIT IN IRAS. The Earnings Protection Benefit, therefore, will not be offered in the IRA market until we receive approval from the Internal Revenue Service.

ASSIGNMENT.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ accounts are "source accounts" designed for Dollar-Cost Averaging. DCA+ accounts are credited with an Enhanced Interest Rate. If a DCA+ account is selected, funds in the DCA+ fixed accounts will be systematically transferred to the investment divisions chosen over the DCA+ term selected.

Jackson National does not currently charge for participation in these programs. We may do so in the future.

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts and the indexed fixed account option. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an investment division over a given period of time.

          o    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.

          o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.

          o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Series can hurt the series performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests for multiple contracts from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Series or the contract holders.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.



--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your contract, you may call or write to us at:
--------------------------------------------------------------------------------

o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002

o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ..................................         2

Services .........................................................         2

Purchase of Securities Being Offered .............................         3

Underwriters .....................................................         3

Calculation of Performance .......................................         3

Additional Tax Information ........................................       11

Net Investment Factor .............................................       21

Financial Statements ..............................................       24

                  This page has been left blank intentionally.

                                   APPENDIX A

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The accumulation unit values in this table do not reflect deductions for the Earnings Protection Benefit. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.



---------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISIONS          DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2000          1999           1998           1997           1996           1995(A)

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period         $11.48        $11.12         $10.74         $10.37         $10.03        $10.00
    End of period               $11.98        $11.48         $11.12         $10.74         $10.37        $10.03
  Accumulation units outstanding
  at the end of period       8,517,299    11,491,181      4,713,958      3,855,123      2,193,176        14,608

JNL/First Trust The DowSM Target 5 Division
  Accumulation unit value:
    Beginning of period          $7.74        $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $7.60         $7.74         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period         663,267       497,804         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period          $8.67        $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $9.00         $8.67         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       2,340,312       898,160         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust The S&P(Registered) Target 10 Division
  Accumulation unit value:
    Beginning of period         $10.98        $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $11.72        $10.98         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,617,989       836,713         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust Global Target 15 Division
  Accumulation unit value:
    Beginning of period          $8.93        $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $8.56         $8.93         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period         588,686       227,870         N/A(b)         N/A(b)         N/A(b)        N/A(b)



(a)  The Separate Account commenced operations on October 16, 1995.

(b) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.


-----------------------------------------------------------------------------------------------------------------------
Investment Divisions           December 31,   December 31,     December 31,   December 31,   December 31,   December 31,
                                  2000          1999              1998           1997           1996          1995(a)
JNL/First Trust Target 25 Division
  Accumulation unit value:
    Beginning of period          $8.24          $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $7.78           $8.24         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period         458,998         225,236         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust Target Small-Cap Division
  Accumulation unit value:
    Beginning of period         $12.29          $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $14.82          $12.29         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period         521,580         170,871         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust Technology Sector Division
  Accumulation unit value:
    Beginning of period         $15.28          $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $11.93          $15.28         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,683,181         512,510         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period          $9.67          $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $13.32           $9.67         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,311,066         418,359         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust Financial Sector Division
  Accumulation unit value:
    Beginning of period          $8.91          $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $11.18           $8.91         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,008,606         280,321         N/A(b)         N/A(b)         N/A(b)        N/A(b)







(a)  The Separate Account commenced operations on October 16, 1995.

(b) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.



INVESTMENT DIVISIONS          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2000          1999           1998           1997           1996          1995(a)

JNL/First Trust Energy Sector Division
  Accumulation unit value:
    Beginning of period         $10.20        $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $14.61        $10.20         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period         357,749        74,681         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period          $9.48        $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $10.10         $9.48         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period         426,052       176,274         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust Communications Sector Division
  Accumulation unit value:
    Beginning of period         $14.99        $10.00         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $10.79        $14.99         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,158,100       336,879         N/A(b)         N/A(b)         N/A(b)        N/A(b)





(a)  The Separate Account commenced operations on October 16, 1995.

(b) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(Registered) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust
     Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.

                                   APPENDIX B

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Recommend that any person invest in the JNL/First Trust The Dow Target 5 Series, the JNL/First Trust The Dow Target 10 Series or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Consider the needs of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First
     Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES. SPECIFICALLY,

O DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

O THE RESULTS TO BE OBTAINED BY THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES, THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

O    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

O DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

O UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                      B-1